Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Nov. 03, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value adjustment	$ 194,552,000		$ 14,792,000
Senior Unsecured Notes Due November 15, 2025 | Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument face value				$ 800,000,000.0
UNITED WHOLESALE MORTGAGE, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value adjustment	194,552,000	$ 48,003,000
UNITED WHOLESALE MORTGAGE, LLC | Level 2 | Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	841,300,000
UNITED WHOLESALE MORTGAGE, LLC | Senior Unsecured Notes Due November 15, 2025 | Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument face value	800,000,000.0			$ 800,000,000.0
UNITED WHOLESALE MORTGAGE, LLC | IRLCs | Net Changes In Unrealized Gain Loss [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net transfers into out of level three assets	$ 42,800,000	$ 30,000